Payables and Other Current Liabilities - Composition of Payables And Other Current Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Payables [Line Items]
Payables	€ 12,640	€ 12,138
Trade payables	7,783	7,612
Payables to suppliers of property, plant and equipment	2,803	2,763
Debt for spectrum acquisition	227	218
Other payables	1,299	1,176
Dividends pending payment	121	166
Payables to associates and joint ventures (Note 10)	407	203
Other current liabilities	1,966	1,819
Contract liabilities (Note 23)	1,064	1,035
Deferred revenue	113	98
Advances received	533	465
Short-term insurance and reinsurance contracts liabilities	236	197
Short-term insurance and reinsurance contracts liabilities and other liabilities to associates and joint ventures (Note 10)	20	24
Payables and other current liabilities	€ 14,606	€ 13,957